SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve
Deferred offering costs			$ 214,647
Deferred offering costs capitalized	$ 104,512	$ 367,696
Harper & Jones, LLC
Restructuring Cost and Reserve
Repayments of Notes Payable	$ 645,304